Defined benefit plans - Summary of Movement in the Defined Benefit Obligation Over the Year (Detail) - Present value of defined benefit obligation [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	$ (59,984)	$ (50,622)
Current service cost	(3,204)	(2,979)
Past service cost	(146)	(414)
Interest cost	(2,004)	(2,128)
Actuarial gain (loss)	1,303	(2,682)
Benefit payments	3,895	2,545
Exchange gain (loss)	6,826	(3,704)
Ending Balance	(53,314)	(59,984)
Defined Benefit Pension Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(16,028)	(12,936)
Current service cost	(2,935)	(2,102)
Past service cost	0	(206)
Interest cost	(601)	(620)
Actuarial gain (loss)	(1,209)	(292)
Benefit payments	1,066	1,060
Exchange gain (loss)	3,468	(932)
Ending Balance	(16,239)	(16,028)
Supplemental pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(43,956)	(37,686)
Current service cost	(269)	(877)
Past service cost	(146)	(208)
Interest cost	(1,403)	(1,508)
Actuarial gain (loss)	2,512	(2,390)
Benefit payments	2,829	1,485
Exchange gain (loss)	3,358	(2,772)
Ending Balance	$ (37,075)	$ (43,956)